Capital stock, warrants and stock options (Details Narrative)												1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 09, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 25, 2020 USD ($) shares	Aug. 25, 2020 CAD ($) shares	Aug. 14, 2020 USD ($) shares	Aug. 14, 2020 CAD ($) shares	Aug. 14, 2020 USD ($) $ / shares	May 12, 2020 USD ($) shares	May 12, 2020 CAD ($) $ / shares shares	Feb. 26, 2020 USD ($) shares	Feb. 26, 2020 CAD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 28, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares		Dec. 31, 2021 $ / shares	Feb. 28, 2021 $ / shares	Dec. 31, 2020 $ / shares	Oct. 09, 2020 $ / shares	Aug. 25, 2020 CAD ($) $ / shares	Aug. 14, 2020 CAD ($) $ / shares	Jun. 30, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized														750,000,000	750,000,000
Common stock, par value | $ / shares														$ 0.000001	$ 0.000001
Preferred stock, shares authorized														10,000,000	10,000,000
Preferred stock, par value | $ / shares														$ 0.000001	$ 0.000001
Number of shares issued	5,572,980
Shares issued price per share | (per share)														$ 0.26		$ 0.04				$ 0.35	$ 0.49			$ 0.05
Financing costs | $														$ 360,000		$ 30,000
Share price | (per share)															$ 0.32	$ 0.42		$ 0.40						$ 0.56
Principal amount of convertible loan facility | $														14,262,694 [1]		$ 1,208,389	[2]
Accrued liabilities | $														214,218	$ 869,581
Interest payable | $	$ 500,000													162,540	409,242
Loss on loan extinguishment | $	23,376													$ (875,861)	$ (56,146)	$ (1,056,296)
Convertible notes payable | $	$ 1,600,000
August 2018 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired															160,408
August 2019 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired															2,752,900
November 2018 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired															645,866
November 2019 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired															400,000
April 2020 Loan Extension Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired															400,000
Non-Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued								107,143	107,143	2,991,073	2,991,073
Shares issued price per share | $ / shares									$ 0.56		$ 0.56
Proceeds from issuance of private placement								$ 44,671	$ 60,000	$ 1,256,854	$ 1,675,000
Financing costs | $										$ 95,763
Issuance of shares, description										Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).	Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).
Share price | $ / shares											$ 0.70
Warrant term											2 years
Non-Brokered Private Placement [Member] | February 2021 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term												5 years
Warrant exercise price | $ / shares																			$ 0.60
Non-Brokered Private Placement [Member] | February 2021 Compensation Options [Member]
Subsidiary, Sale of Stock [Line Items]
Compensation options, shares												351,000	351,000
Shares issued price per share | $ / shares													$ 0.40
Equity issuance cost | $												$ 154,630
Non-Brokered Private Placement [Member] | Convertible Loan Facility [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued										696,428	696,428
Principal amount of convertible loan facility | $										$ 300,000
Non-Brokered Private Placement [Member] | February 2021 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued												19,576,360	19,576,360
Shares issued price per share | $ / shares																			$ 0.40
Proceeds from issuance of private placement												$ 6,168,069	$ 7,830,544
Non-Brokered Private Placement [Member] | Broker Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued										239,284	239,284
Non-Brokered Private Placement [Member] | February 2021 [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued												417,720	417,720
Accrued liabilities | $												$ 132,000
Deemed price | $ / shares												$ 0.45
Loss on loan extinguishment | $												$ 56,146
Brokered Private Placement [Member] | August 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for settlement of accounts payable		2,205,714
Value of shares issued for settlement of accounts payable | $		$ 177,353
Accrued liabilities | $		55,676
Interest payable | $		28,300
Promissory notes payable | $		$ 344,185
Deemed price | $ / shares		$ 0.67
Loss on loan extinguishment | $		$ 899,237
Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued					35,212,142	35,212,142
Shares issued price per share | $ / shares																							$ 0.35
Proceeds from issuance of private placement					$ 9,301,321	$ 12,324,250
Financing costs					$ 709,488		$ 709,488																$ 849,978
Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche One [Member] | August 2020 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares																							$ 0.50
Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			20,866,292	20,866,292
Shares issued price per share | $ / shares																						$ 0.35
Proceeds from issuance of private placement			$ 5,510,736	$ 7,303,202
Financing costs			$ 237,668																			$ 314,512
Compensation options, shares			1,127,178	1,127,178
Loss on private placement | $			$ 940,290
Equity issuance cost | $			$ 947,156
Brokered Private Placement [Member] | Compensation Options [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Compensation options, shares					2,112,729	2,112,729
Shares issued price per share | $ / shares							$ 0.35

[1]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)